DIGITAL CURRENCY (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Mar. 31, 2026	Sep. 30, 2025
Digital Currency
Recognized realized losses on dispositions of digital currency	$ 1,189,073	$ (440,836)	$ 1,422,737	$ (1,563,534)
Revaluation gains in other comprehensive income	1,220,259	$ (260,913)	348,928	$ 745,742
Digital-currency balance decreased					$ 3,916,235
Digital currency with a fair value	$ 1,518,921		$ 1,518,921